Investment Risks	Feb. 28, 2026
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Derivatives, forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | ForeignCurrencyTransactionsMember
Prospectus Line Items
Risk [Text Block]	Foreign Currency Transactions. The fund may enter into forward foreign currency exchange contracts for both hedging and non-hedging purposes. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the fund.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | GeographicExposureToLatinAmericaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Latin America. Because the fund invests a meaningful portion of its assets in Latin America, the fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Derivatives, forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | ForeignCurrencyTransactionsMember
Prospectus Line Items
Risk [Text Block]	Foreign Currency Transactions. The fund may enter into forward foreign currency exchange contracts for both hedging and non-hedging purposes. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the fund.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | CurrencyExposureMember
Prospectus Line Items
Risk [Text Block]	Currency Exposure. Because the fund is normally heavily exposed to foreign currencies, it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between foreign currencies and the U.S. dollar. Currency risk may be particularly high to the extent that a fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging markets countries. These emerging markets currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | GeographicExposureToLatinAmericaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Latin America. Because the fund invests a meaningful portion of its assets in Latin America, the fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
Document Type	485BPOS